Financial Risk Management - Future Repayments of Principal and Interest (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	$ 3,917,433	$ 4,137,506
Due to Affiliate	256,362	251,647
Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	3,954,651
Gross carrying amount | Due on demand and within the year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	254,805
Gross carrying amount | From 5 years and later
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	438,251
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities, principal and interest	4,856,453
Liquidity risk | Due on demand and within the year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities, principal and interest	363,843
Liquidity risk | From 1 to 2 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities, principal and interest	1,035,116
Liquidity risk | From 3 to 4 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities, principal and interest	2,570,935
Liquidity risk | From 5 years and later
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities, principal and interest	886,559
Liquidity risk | Gross carrying amount
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	3,954,651	4,164,067
Due to Affiliate	300,000	300,000
Liquidity risk | Gross carrying amount | Due on demand and within the year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	254,805	274,526
Due to Affiliate	0	0
Liquidity risk | Gross carrying amount | From 1 to 2 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	822,163	1,236,540
Due to Affiliate	0	0
Liquidity risk | Gross carrying amount | From 3 to 4 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	2,439,432	1,325,709
Due to Affiliate	0	0
Liquidity risk | Gross carrying amount | From 5 years and later
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	438,251	1,327,292
Due to Affiliate	300,000	$ 300,000
Liquidity risk | Accumulated Interest
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	375,219
Due to Affiliate	226,583
Liquidity risk | Accumulated Interest | Due on demand and within the year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	91,788
Due to Affiliate	17,250
Liquidity risk | Accumulated Interest | From 1 to 2 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	178,453
Due to Affiliate	34,500
Liquidity risk | Accumulated Interest | From 3 to 4 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	97,003
Due to Affiliate	34,500
Liquidity risk | Accumulated Interest | From 5 years and later
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Debt	7,975
Due to Affiliate	$ 140,333